Income taxes (Schedule of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (668,749)	$ (3,062,798)	$ (2,691,670)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (177,218)	$ (811,641)	$ (713,293)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	(285,390)	224,771	283,688
Stock-based compensation	0	1,727	57,761
Non-deductible (non-taxable) expenses and financing costs	8,746	239,387	(13,660)
Effect of changes in exchange rates	61,744	30,403	74,714
Other	9,382	0	0
Change in deferred tax assets not recognized	382,736	315,353	310,790
Total tax expense (income)	$ 0	$ 0	$ 0